INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Employee benefits and social security (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Salaries, accrued incentives, vacations and social security	$ 8,150,518	$ 9,388,639
Key management personnel	68,139	218,068
Employee benefits and social security	$ 8,218,657	$ 9,606,707